COMMITMENTS	12 Months Ended
Jun. 30, 2021
Disclosure of maturity analysis of operating lease payments [abstract]
COMMITMENTS

24. COMMITMENTS

(a) Expense commitments

	Consolidated
Expenditure commitments	2021	2020	2019
	$	$	$
Minimum expense payments
- not later than one year	—	—	250,068
- later than one year but not later than five years	—	—	266,560
- later than five years	—	—	—
Total minimum expense payments	—	—	516,628

Due to the adoption of IFRS 16 effective July 1, 2019, the Company no longer has any non-cancellable lease to be recognised under commitments for the year ended June 30, 2021.

(b) Capital commitments

Significant capital expenditure contracted for at the end of the reporting period but not recognised as liabilities is as follows:

	2021	2020
	$	$
Property, plant and equipment	—	466,560

The above commitment relates to the purchase of laboratory equipment which will assist the Company to conduct more tests in the future.